ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 50,182,975	$ 47,285,393
Not Overdue
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	18,371,311	27,346,103
Within 90 days
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	6,999,053	7,609,771
Over a year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 31,811,664	$ 19,939,290